Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Lease term	12 months
Senior secured [Member]
Significant Accounting Policies (Details) [Line Items]
Senior secured cost percentage	6.50%
Senior secured 1 [Member]
Significant Accounting Policies (Details) [Line Items]
Senior secured cost percentage	4.875%
Senior secured 2 [Member]
Significant Accounting Policies (Details) [Line Items]
Senior secured cost percentage	5.625%